6. Long-term Debt	12 Months Ended
Dec. 31, 2014
Long-term Debt, Unclassified [Abstract]
6. Long-term Debt

Long – term liabilities consist of the following (in thousands)

	December	December 31
	2014	2013

Vehicle loan	$32	$51
Equipment loan	15	27
Office term loan	134	171
	181	249
Less current portion	(73)	(65)

Balance	$108	$184